SEMI ANNUAL REPORT
MUTUAL BEACON FUND

JUNE 30, 1997

[GRAPHIC M]
[FRANKLIN TEMPLETON LOGO]

In its continuing efforts to strengthen the investment team, the fund's advisor recently named as vice presidents the people pictured to the lower right. These individuals have over 36 combined years of experience with Mutual Series. We have also added several people to the research and trading side who have excellent backgrounds and great enthusiasm. Our greatest resource in finding the right people is our reputation as a dynamic and creative investment organization.


                            FRANKLIN MUTUAL ADVISERS
                        SENIOR PORTFOLIO MANAGEMENT TEAM

            [PHOTO OF SENIOR PORTFOLIO MANAGEMENT TEAM APPEARS HERE]

    Left to right: Lawrence N. Sondike, Robert Friedman, Peter A. Langerman,
               Raymond Garea, Jeff Altman, Michael Price (seated)


            [PHOTO OF SENIOR PORTFOLIO MANAGEMENT TEAM APPEARS HERE]

         Left to right top: Susan Potto, David Winters, Greg Gigliotti
                        Bottom: Leigh Walzer, Tom Price

SHAREHOLDER LETTER


Your Fund's Objective: The Mutual Beacon Fund seeks capital appreciation with income as a secondary objective by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.


Dear Shareholder:

We are pleased to bring you this semi-annual report of the Mutual Beacon Fund, which covers the six months ended June 30, 1997.

To borrow a phrase from another age, the first half of 1997 was a bit like "the best of times." This description is apt for obvious reasons: equity markets continued moving to record levels supported by large capital inflows, relatively stable interest rates, and high investor confidence. When things are this favorable, the contrarian asks how long these conditions can last, or even more starkly, "Are the worst of times ahead?" We are not in the business of making market calls (fortunately), although unbridled optimism makes our job tougher. The good news for us is that even in upbeat markets, we have been able to find and buy stocks that fit our defensive style and conservative valuation standards. During the reporting period, the fund's cash level actually dropped from its December 31, 1996 level of 20.6% and represented 17.3% of the fund's total net assets on June 30, 1997.



CONTENTS


SHAREHOLDER LETTER .........................1

PERFORMANCE SUMMARIES
 Class Z ...................................6
 Class I ...................................8
 Class II .................................10

STATEMENT OF INVESTMENTS ..................15

FINANCIAL STATEMENTS ......................28

NOTES TO FINANCIAL
STATEMENTS ................................30


[FUND CATEGORY PYRAMID GRAPHIC]

PORTFOLIO BREAKDOWN

Based on Total Net Assets
6/30/97





Equities                       79.7%
Bonds                           3.0%
Short-Term Obligations
   & Other Net Assets          17.3%



TOP 10 INDUSTRIES
Based on Total Net Assets
6/30/97




Multi-Industry                 9.3%
Broadcasting & Publishing      8.0%
Financial Services             5.2%
Beverages & Tobacco            4.8%
Energy Sources                 4.7%
Health & Personal Care         4.7%
Food & Household Products      3.8%
Transportation                 3.7%
Insurance                      3.6%
Banking                        3.2%


The Mutual Beacon Fund - Class Z provided a cumulative six-month total return of 12.33%, as discussed in the Performance Summary on page 6. The Lipper Growth and Income Fund Average was 15.52%(1), while the Standard and Poor's 500(R) Stock Index (S&P 500(R)) had a 20.61%(2) return over the same period. The largest capitalization stocks in the S&P 500 performed the best. For example, if one were to calculate the performance of this index excluding the 25 largest stocks in the index, the total return for the period dropped to under 17%.

While an index may be up more than 17% in a quarter, as the S&P 500 was from April through June of this year, we believe that our value approach is the best way to achieve consistent, long-term appreciation with relatively low risk and low volatility. When we buy a security, it is because our analysis tells us that it is worth significantly more than we are paying. Passive investment management, or indexing, may lead to greater returns in a specific time period, but unless one has blind faith in stocks generally, this kind of investing can be scary. Conventional wisdom, which is what indexing reflects, can be "the blind leading the blind" or a road to achieving mediocre returns with high volatility. If the markets are less benign than they have been this past quarter, then many investors may have a rude awakening to the perils of indexing. The mix of our investments -- cheap stocks, special situations such as deals and spin-offs, and bankruptcies -- is intended to provide opportunity for the best risk-adjusted returns in a wide variety of market conditions.


1. Source: Lipper Growth and Income Fund average consists of 626 funds. Lipper calculations do not include sales charges; past and current expense reductions by the fund's manager increased the fund's total return. If these factors had been considered, the fund's performance relative to the Lipper average may have been different. Past performance is not predictive of future results.

2. Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

Our most recent efforts to find value have included buying shares in several energy companies, including some in the oil service business and others involved in oil exploration and production. Among the companies whose stock we purchased were Reading & Bates Corp. and Santa Fe Energy Resources Inc.. We also found good value in selected health care names whose prices had declined due to short-term disruptions, such as Foundation Health Systems, A and PacifiCare Health Systems Inc. Strong merger and acquisition activity also provided us with some good investment opportunities. Many foreign stocks remained attractive, but the larger capitalization names were generally less compelling than they had been a year or two ago. However, opportunities in the smaller capitalization companies still appear to be plentiful.

We appreciate your participation in the Mutual Beacon Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Portfolio Management Team



TOP 10 HOLDINGS
Period ended 6/30/97



COMPANY,                              % OF TOTAL
INDUSTRY                              NET ASSETS
------------------------------------------------

Chase Manhattan Corp., news
Banking                                 2.5%

US West Media Group,
Broadcasting & Publishing               2.4%

Investor AB, A & B,
Multi-Industry                          2.3%

General Motors Corp.,
Automobiles                             1.6%

RJR Nabisco Holdings Corp.,
Beverages & Tobacco                     1.4%

Morgan Stanley Dean Witter
Discover & Co.,
Financial Services                      1.4%

Suez Lyonnaise Des Eaux SA,
Business & Public Services              1.4%

Foundation Health
Systems, A,
Health & Personal Care                  1.1%

Philip Morris Cos. Inc.,
Beverages & Tobacco                     1.0%

Briggs & Stratton Corp.,
Machinery & Engineering                 1.0%


For a complete listing of portfolio holdings, see page 15 of this report.

This discussion reflects the strategies the fund employed during the six months under review, and includes opinions as of the close of the period. Since economic and market conditions are constantly changing, strategies and evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities the fund purchases and sells.



It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. Notably, the fund generally expects to hedge against currency risk. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.

INVESTMENT APPROACH


We seek to invest in securities selling at a substantial discount to their intrinsic value, taking into consideration, among other factors, price/book, price/earnings, and cash flow. Rather than attempt to project growth rates and earnings, we try to determine what a company is worth today -- and we want to buy it at significantly less than that. Applying this value approach, we invest primarily in three areas: (1) cheap stocks based on asset values, (2) mergers, recapitalizations, spin-offs and other extraordinary corporate changes, and (3) bankruptcy and other financially distressed situations. These investments, particularly in the latter two categories, do not typically move with the same volatility as the market indices and therefore have tended to reduce excessive volatility in our overall performance. Generally, we have tended to underperform the S&P 500(R) slightly in bull markets, while outperforming the benchmark in sideways and bear markets. Of course, past performance cannot guarantee future results.

PERFORMANCE SUMMARY

CLASS Z

The Mutual Beacon Fund's Class Z shares provided a cumulative total return of 12.33% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The fund's Class Z share price increased $1.60 per share, from $12.98 on December 31, 1996, to $14.58 on June 30, 1997.* During the reporting period, Class Z shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.


* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 3-for-1 share split effective at the close of business on Friday, January 31, 1997.

Past performance is not predictive of future results.

  CLASS Z
  Periods ended 6/30/97



                                                                         1-YEAR               5-YEAR               10-YEAR
----------------------------------------------------------------------------------------------------------------------------

Cumulative Total Return(1)                                                  23.37%              147.09%              301.17%
Average Annual Total Return(2)                                              23.37%               19.83%               14.90%
Value of $10,000 Investment(3)                                         $   12,337           $   24,708           $   40,117

                                         6/30/93          6/30/94         6/30/95              6/30/96              6/30/97
----------------------------------------------------------------------------------------------------------------------------
  One-Year Total Return(4)                  23.67%           13.55%         16.34%               22.59%               23.37%



1. Cumulative total returns represent the change in value of an investment over the indicated periods.

2. Average annual total returns represent the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total returns represent the change in value of an investment over the periods ended on the specified dates.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future results.

CLASS I

The Mutual Beacon Fund's Class I shares provided a cumulative total return of 12.10% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The fund's Class I share price, as measured by net asset value, increased $1.57 per share, from $12.98 on December 31, 1996, to $14.55 on June 30, 1997.* During the reporting period, Class I shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.


* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 3-for-1 share split effective at the close of business on Friday, January 31, 1997.

Past performance is not predictive of future results.

CLASS I
Periods ended 6/30/97



                                                          SINCE
                                                        INCEPTION
                                           SIX MONTHS   (11/1/96)
-----------------------------------------------------------------

  Cumulative Total Return(1)                    12.10%    19.40%
  Aggregate Annual Total Return(2)               7.06%    14.05%
  Value of $10,000 Investment(3)              $10,706   $11,405


1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include the initial sales charge.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the maximum 4.5% initial sales charge. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the initial sales charge.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.


Past performance is not predictive of future results.

CLASS II

The Mutual Beacon Fund's Class II shares provided a cumulative total return of 11.71% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $1.52 per share, from $12.98 on December 31, 1996, to $14.50 on June 30, 1997.* During the reporting period, Class II shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.


* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 3-for-1 share split effective at the close of business on Friday, January 31, 1997.

Past performance is not predictive of future results.

CLASS II
Periods ended 6/30/97



                                                                  SINCE
                                                                INCEPTION
                                          SIX MONTHS            (11/1/96)
--------------------------------------------------------------------------

Cumulative Total Return(1)                     11.71%               18.91%
Aggregate Annual Total Return(2)                9.61%               16.76%
Value of $10,000 Investment(3)            $   10,961           $   11,676


1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include sales charges.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within the first 18 months of investment. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charges.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.


Past performance is not predictive of future results.

MUTUAL BEACON FUND
Financial Highlights

Per Share Operating Performance - Class Z++
(For a share outstanding throughout the period)


                                            Six months
                                               ended                             Year ended December 31
                                           June 30, 1997          -----------------------------------------------------
                                            (unaudited)        1996          1995          1994          1993         1992
                                           -------------    -----------   -----------   -----------   -----------   ---------

Net asset value, beginning of period....        $12.98         $11.98        $10.34        $10.36         $9.03       $7.79
                                           -------------    -----------   -----------   -----------   -----------   ---------
Income from investment operations:
    Net investment income...............           .15            .40           .29           .15           .12         .15
    Net realized and unrealized gain....          1.45           2.08          2.36           .43          1.94        1.61
                                           -------------    -----------   -----------   -----------   -----------   ---------
Total from investment operations........          1.60           2.48          2.65           .58          2.06        1.76
                                           -------------    -----------   -----------   -----------   -----------   ---------
Distributions:
    Dividends from net investment
      income............................         --              (.35)         (.28)         (.15)         (.12)       (.15)
    Distributions from net realized
      gains.............................         --             (1.13)         (.73)         (.45)         (.61)       (.37)
                                           -------------    -----------   -----------   -----------   -----------   ---------
Total distributions.....................         --             (1.48)        (1.01)         (.60)         (.73)       (.52)
                                           -------------    -----------   -----------   -----------   -----------   ---------
Change in net asset value...............          1.60           1.00          1.64          (.02)         1.33        1.24
                                           -------------    -----------   -----------   -----------   -----------   ---------
Net asset value, end of period..........        $14.58         $12.98        $11.98        $10.34        $10.36       $9.03
                                           ==============   ============  ============  ============  ============  ==========
Total Return*...........................         12.33%         21.19%        25.89%         5.61%        22.93%      22.92%
Ratios/ supplemental data
Net assets, end of period (000).........   $5,466,442       $4,920,388    $3,573,297    $2,060,453    $1,062,293    $533,942
Ratio of expenses to average net
  assets................................          .76%**          .75%          .72%          .75%          .73%        .81%
Ratio of expenses, net of fee waiver, to
  average net assets....................          .72%**          .73%          .72%          .75%          .73%        .81%
Ratio of net investment income to
  average
  net assets............................         1.10%**         3.21%         2.89%         1.96%         1.53%       1.90%
Portfolio turnover rate.................         25.96%         66.87%        73.18%        70.63%        52.88%      57.52%
Average commission rate paid (per
  share)................................          $.0204         $.0469


 *Not annualized for periods of less than one year.
**Annualized.
++Per share amounts for all periods to December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.

MUTUAL BEACON FUND
Financial Highlights (continued)

Per Share Operating Performance - Class I++
(For a share outstanding throughout the period)



                                                       Six months      For the period
                                                          ended        November 1, 1996+
                                                       June 30, 1997        through
                                                       (unaudited)     December 31, 1996
                                                      -------------    -----------------

Net asset value, beginning of period................     $12.98            $13.21
                                                       ------------    -----------------
Income from investment operations:
    Net investment income..........................         .23               .16
    Net realized and unrealized gain...............        1.34               .69
                                                      -------------    -----------------
Total from investment operations...................        1.57               .85
                                                      -------------    -----------------
Distributions:
    Dividends from net investment income...........        --                 (.33)
    Distributions from net realized gains..........        --                 (.75)
                                                      -------------    -----------------
Total distributions...............................         --                (1.08)
                                                      -------------    -----------------
Change in net asset value.........................         1.57               (.23)
                                                      -------------    -----------------
Net asset value, end of period....................       $14.55            $12.98
                                                     ==============   ====================
Total Return*.....................................        12.10%             6.51%
Ratios/ supplemental data
Net assets, end of period (000)...................     $408,237           $52,070
Ratio of expenses to average net assets...........         1.11%**           1.13%**
Ratio of expenses, net of fee waiver, to average net
     assets.......................................         1.08%**           1.03%**
Ratio of net investment income to average net assets.      2.21%**           1.33%**
Portfolio turnover rate..............................     25.96%            66.87%
Average commission rate paid (per share).............    $.0204            $.0469


 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.

MUTUAL BEACON FUND
Financial Highlights (continued)

Per Share Operating Performance - Class II++
(For a share outstanding throughout the period)



                                                               Six months      For the period
                                                                  ended        November 1, 1996+
                                                              June 30, 1997         through
                                                               (unaudited)     December 31, 1996
                                                              -------------    -----------------

Net asset value, beginning of period........................     $12.98            $13.21
                                                              -------------    -----------------
Income from investment operations:
    Net investment income...................................       .24               .13
    Net realized and unrealized gain........................      1.28               .71
                                                              -------------    -----------------
Total from investment operations............................      1.52               .84
                                                              -------------    -----------------
Distributions:
    Dividends from net investment income....................      --                (.32)
    Distributions from net realized gains...................      --                (.75)
                                                              -------------    -----------------
Total distributions.........................................      --                (1.07)
                                                              -------------    -----------------
Change in net asset value...................................      1.52              (.23)
                                                              -------------    -----------------
Net asset value, end of period..............................    $14.50            $12.98
                                                              ==============   ====================
Total Return*...............................................     11.71%             6.45%
Ratios/supplemental data
Net assets, end of period (000).............................  $180,576           $16,263
Ratio of expenses to average net assets.....................      1.76%**           1.85%**
Ratio of expenses, net of fee waiver, to average net assets.      1.73%**           1.75%**
Ratio of net investment income to average net assets........       .52%**            .84%**
Portfolio turnover rate.....................................     25.96%            66.87%
Average commission rate paid (per share)....................    $.0204            $.0469


* Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
** Annualized.
+ Commencement of sales.
++ Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.

                      See Notes to Financial Statements.

MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited


        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------

                        Common Stocks  79.1%
Aerospace & Military Technical Systems  1.8%
                     *  Coltec Industries Inc.  .....................     U.S.              419,600     $    8,182,200
                        General Motors Corp., H......................     U.S.              197,800         11,422,950
                     *  Hexcel Corporation...........................     U.S.              991,880         17,109,930
                     *  Litton Industries Inc. ......................     U.S.              111,400          5,382,012
                        Lockheed Martin Corp. .......................     U.S.               82,594          8,553,641
                     *  Loral Space & Communications.................     U.S.              677,100         10,156,500
                        McDonnell Douglas Corp. .....................     U.S.              662,600         45,388,100
                        Primex Technologies Inc. ....................     U.S.               71,640          1,531,305
                                                                                                        --------------
                                                                                                           107,726,638
                                                                                                        --------------
Appliances & Household Durables  0.9%
                        Black & Decker Corp. ........................     U.S.              490,000         18,221,875
                        Electrolux AB, B.............................     Swe.              166,000         11,974,404
                        Toro Co. ....................................     U.S.              675,600         25,588,350
                                                                                                        --------------
                                                                                                            55,784,629
                                                                                                        --------------
Automobiles  2.7%
                        Fiat Spa.....................................     Itl.            8,098,000         29,115,441
                        General Motors Corp. ........................     U.S.            1,733,300         96,523,144
                     *  Hayes Wheels International Inc. .............     U.S.              288,520          9,160,510
                        Volvo AB, B..................................     Swe.            1,142,900         30,583,711
                                                                                                        --------------
                                                                                                           165,382,806
                                                                                                        --------------
Banking  2.9%
                        Banc One Corp. ..............................     U.S.               71,017          3,439,882
                        Chase Manhattan Corp., new...................     U.S.            1,535,452        149,034,810
                        *Glendale Federal Bank FSB...................     U.S.              790,800         20,659,650
                                                                                                        --------------
                                                                                                           173,134,342
                                                                                                        --------------
Beverages & Tobacco  4.8%
                        BAT Industries PLC...........................     U.K.            3,035,000         27,166,356
                        Brown-Forman Corp., A........................     U.S.               24,700          1,191,775
                        Brown-Forman Corp., B........................     U.S.              249,700         12,188,481
                        Farmer Brothers Co. .........................     U.S.               75,686          9,612,122
                     *  Gallaher Group PLC...........................     U.K.            2,095,000          9,803,577
                     *  Gallaher Group PLC, ADR......................     U.K.              603,500         11,127,031
                        Grand Metropolitan PLC.......................     U.K.            1,342,384         12,999,322
                        Guinness PLC.................................     U.K.              964,700          9,446,346
                        Heineken Holding NV, A.......................    Neth.               84,941         13,198,332
                     *  Molson Co. Ltd., A...........................     Can.            1,956,775         32,519,632
                        Philip Morris Cos. Inc. .....................     U.S.            1,400,100         62,129,438
                        RJR Nabisco Holdings Corp. ..................     U.S.            2,583,385         85,251,705
                        Seagrams Company Ltd. .......................     Can.               77,500          3,119,375
                     *  Stroh Brewery Co., wts. .....................     U.S.               66,943            468,601
                                                                                                        --------------
                                                                                                           290,222,093
                                                                                                        --------------


MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------

Broadcasting & Publishing  8.0%
                        Belo (AH) Corp. .............................     U.S.              276,200     $   11,496,825
                        BHC Communications Inc., A...................     U.S.              179,298         21,426,111
                     *  Chris Craft Industries Inc. .................     U.S.              235,712         11,373,124
                        Daily Mail & General Trust PLC...............     U.K.               19,000            560,043
                        Daily Mail & General Trust PLC, A............     U.K.              371,200         10,199,670
                        Dow Jones & Co. Inc. ........................     U.S.            1,222,900         49,145,294
                        Dun & Bradstreet Corp. ......................     U.S.            1,111,700         29,182,125
                        Hollinger International Inc., A..............     U.S.              452,000          5,056,750
                        Houghton Mifflin Co. ........................     U.S.              489,000         32,640,750
                        Midland Independent Newspapers PLC...........     U.K.              375,000          1,120,960
                        Mirror Group PLC.............................     U.K.           11,456,200         35,866,802
                        NV Holdingsmij de Telegraaf..................    Neth.            1,642,800         35,485,618
                        Pearson PLC..................................     U.K.            2,266,500         26,251,074
                        Scripps (EW) Co., A..........................     U.S.            1,038,100         43,210,913
                        Shaw Brothers Hong Kong Ltd. ................     H.K.            9,996,300         11,225,564
                     *  US West Media Group..........................     U.S.            7,092,200        143,617,050
                     *  Viacom Inc., B...............................     U.S.              461,100         13,833,000
                                                                                                        --------------
                                                                                                           481,691,673
                                                                                                        --------------
Building Materials & Components  0.8%
                     *  American Standard Cos Inc. ..................     U.S.              586,000         26,223,500
                        Johns-Manville Corp. ........................     U.S.              489,617          5,783,601
                        Lone Star Industries Inc. ...................     U.S.              123,768          5,608,238
                     +  Puerto Rican Cement Co. Inc. ................     U.S.              279,800          9,110,988
                                                                                                        --------------
                                                                                                            46,726,327
                                                                                                        --------------
Business & Public Services  2.1%
                        Esselte AB, A................................     Swe.              636,000         14,552,647
                        Esselte AB, B................................     Swe.              804,500         18,928,188
                        Suez Lyonnaise Des Eaux SA...................      Fr.              819,722         82,576,255
                     *  Talbert Medical Management Holdings Corp. ...     U.S.               71,874          3,198,393
                     *  Tenet Healthcare Corp. ......................     U.S.              251,100          7,423,144
                                                                                                        --------------
                                                                                                           126,678,627
                                                                                                        --------------
Chemicals  2.3%
                        Aga AB, B....................................     Swe.              744,600          9,914,524
                        BASF AG......................................     Ger.              481,300         17,759,995
                        DSM NV.......................................    Neth.               54,140          5,386,694
                        Laporte PLC..................................     U.K.            2,263,500         24,180,840
                        Mallinckrodt Inc. ...........................     U.S.              411,600         15,640,800
                        Olin Corp. ..................................     U.S.            1,367,000         53,398,438
                        Rohm & Haas Co. .............................     U.S.              159,900         14,400,994
                                                                                                        --------------
                                                                                                           140,682,285
                                                                                                        --------------
Construction & Housing  0.7%
                        Grupo Acciona SA.............................      Sp.              254,570         28,679,077
                        Hollandsche Beton Groep NV...................    Neth.               17,704          4,037,944
                        Martin Marietta Materials Inc. ..............     U.S.              305,060          9,876,318
                                                                                                        --------------
                                                                                                            42,593,339
                                                                                                        --------------


                                      16


MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)



        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------

Data Processing & Reproduction  0.1%
                     *  NCR Corp. ...................................     U.S.              246,600     $    7,336,350
                                                                                                        --------------
Electrical & Electronics  1.6%
                        Philips Electronics NV.......................    Neth.              301,700         21,610,383
                        Philips Electronics NV, N.Y. reg. ...........    Neth.              585,000         42,046,875
                     *  Unitrode Corp., wts. ........................     U.S.                8,148            179,256
                     *  Wang Labs Inc., A............................     U.S.            1,506,700         32,111,544
                                                                                                        --------------
                                                                                                            95,948,058
                                                                                                        --------------
Electronic Components & Instruments  1.5%
                     *  Amphenol Corp., A............................     U.S.              787,866         30,628,291
                     *  Fisher Scientific International Inc. ........     U.S.              101,800          4,835,500
                        Harman International Industries Inc. ........     U.S.              294,000         12,384,750
                     *  Imation Corp. ...............................     U.S.              624,500         16,471,188
                        Raychem Corp. ...............................     U.S.               91,400          6,797,875
                     +  Spectra Physics AB, A........................     Swe.            1,130,000         20,305,087
                                                                                                        --------------
                                                                                                            91,422,691
                                                                                                        --------------
Energy Equipment & Services  1.4%
                        Bouygues Offshore SA, ADR....................      Fr.            1,253,800         15,672,500
                     *  EVI Inc. ....................................     U.S.            1,114,340         46,802,285
                    *+  Gulfmark Offshore Inc. ......................     U.S.              642,074         16,533,406
                     *  Rowan Cos. Inc. .............................     U.S.              238,600          6,725,538
                                                                                                        --------------
                                                                                                            85,733,729
                                                                                                        --------------
Energy Sources  4.7%
                        Apco Argentina Inc. .........................     U.S.               81,179          2,110,654
                        Ashland Inc. ................................     U.S.              345,700         16,031,838
                        Energy Group PLC.............................     U.K.              966,250         10,314,348
                        Fina Inc., A.................................     U.S.              214,900         13,699,875
                        Imperial Oil Ltd. ...........................     Can.              606,100         31,138,388
                        Pennzoil Co. ................................     U.S.              450,100         34,545,175
                     *  Reading & Bates Corp. .......................     U.S.              535,000         14,311,250
                        Royal Dutch Petroleum Co. ...................    Neth.              124,800          6,786,000
                        Saga Petroleum AS, A.........................     Nor.            1,350,490         25,612,360
                        Saga Petroleum AS, B.........................     Nor.            1,482,105         25,884,058
                        Santa Fe Energy Resources Inc. ..............     U.S.              422,000          6,198,125
                        Shell Transport & Trading Co. PLC............     U.K.            2,059,500         14,044,618
                        Societe Elf Aquitaine SA.....................      Fr.              532,700         57,469,634
                        Societe Elf Aquitaine SA, Sponsored ADR......      Fr.               25,000          1,360,938
                        Union Texas Petroleum Holdings Inc. .........     U.S.              407,000          8,521,563
                     *  Western Atlas Inc. ..........................     U.S.              231,600         16,964,700
                                                                                                        --------------
                                                                                                           284,993,524
                                                                                                        --------------

                                      17



MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)



        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------

Financial Services  4.5%
                        Advanta Corp., A.............................     U.S.              185,400     $    6,813,450
                        Advanta Corp., B.............................     U.S.              500,700         17,868,731
                        Astoria Financial Corp.......................     U.S.               39,100          1,857,250
                        Austria Fund Inc. ...........................    Aust.              233,700          2,278,575
                        Axa-UAP SA...................................      Fr.               75,000          4,664,608
                        Bear Stearns Co. Inc. .......................     U.S.              261,766          8,949,120
                        Beneficial Corp. ............................     U.S.              127,500          9,060,469
                   *(R) Cityscape Financial Corp. ...................     U.S.              987,000         18,694,397
                        Finova Group Inc. ...........................     U.S.              550,000         42,075,000
                     *  JF Indonesia Fund Inc. ......................    Indo.            1,407,300          1,816,504
                        Lehman Brothers Holdings Inc. ...............     U.S.              130,800          5,297,400
                        Liberty Financial Companies Inc. ............     U.S.              171,444          8,550,770
                        Morgan Stanley Dean Witter Discover & Co. ...     U.S.            1,973,600         84,988,150
                        New Age Media Fund Inc. .....................     U.S.              265,100          4,142,188
                        Salomon Inc. ................................     U.S.              482,500         26,839,063
                        United Asset Management Corp. ...............     U.S.              969,200         27,440,475
                                                                                                        --------------
                                                                                                           271,336,150
                                                                                                        --------------
Food & Household Products  3.7%
                        Alico Inc. ..................................     U.S.               33,900            665,288
                        Cadbury Schweppes PLC........................     U.K.            2,044,158         18,229,223
                        Cultor OY....................................     Fin.              330,700         17,513,360
                        Dial Corp. ..................................     U.S.              680,000         10,625,000
                        Lindt & Spruengli Chocolate Works Ltd.,
                         partn. ctf. ................................    Swtz.                4,242          7,842,109
                        Lindt & Spruengli Chocolate Works Ltd.,
                         reg. .......................................    Swtz.                    7            153,372
                        Lotte Confectionary Co. Ltd. ................     Kor.               32,980          5,125,270
                        Nabisco Holdings Corp., A....................     U.S.              122,100          4,868,738
                        Seaboard Corp. ..............................     U.S.                5,350          1,412,400
                        STE Bic......................................      Fr.               56,826          9,292,594
                        Sucriere de Pithiviers Le-Vieil SA...........      Fr.               11,670          7,029,762
                        Suedzucker AG Mannheim, prf. ................     Ger.                4,550          2,439,503
                   *(R) Sunbeam Corp. ...............................     U.S.            1,480,670         50,305,763
                        Tupperware Corp. ............................     U.S.              412,000         15,038,000
                     *  US Industries Inc. ..........................     U.S.              300,000         10,687,500
                        Van Melle NV.................................    Neth.              237,564         18,638,166
                        Verenigde Bedrijven Nutricia NV..............    Neth.              188,126         29,710,663
                     *  Weetabix PLC, A..............................     U.K.              276,105         12,299,637
                                                                                                        --------------
                                                                                                           221,876,348
                                                                                                        --------------
Forest Products & Paper  0.6%
                        Bowater Inc. ................................     U.S.              353,000         16,326,250
                        Greif Brothers Corp., A......................     U.S.               44,400          1,198,800
                        St. Joe Paper Corp. .........................     U.S.              170,200         14,254,250
                        Temple Inland Inc. ..........................     U.S.              109,494          5,912,659
                                                                                                        --------------
                                                                                                            37,691,959

                                                                                                       --------------
</TALBE>
                                      18





MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)



        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Health & Personal Care  4.7%
                        Allergan Inc. ...............................     U.S.              577,300     $   18,365,356
                     *  Apria Healthcare Group Inc. .................     U.S.              535,900          9,512,225
                        *Beverly Enterprises.........................     U.S.            2,273,500         36,944,375
                        *Foundation Health Systems, A................     U.S.            2,150,440         65,185,213
                        *Horizon/CMS Healthcare Corp. ...............     U.S.            1,216,200         24,400,013
                   *(R) Kendall International Inc., Residual
                         Ownership Certificates......................     U.S.                   49                588
                        *Kindercare Learning Centers Inc. ...........     U.S.               48,215            916,085
                        *Living Centers of America Inc. .............     U.S.              870,200         34,372,900
                        Maxicare Health Plans Inc. ..................     U.S.              827,700         18,519,788
                        *Mid-Atlantic Medical Services...............     U.S.            1,202,100         18,707,681
                        *Pacificare Health Systems Inc., A...........     U.S.              351,790         21,305,282
                        *Pacificare Health Systems Inc., B...........     U.S.              240,398         15,355,422
                        *Perrigo Co. ................................     U.S.              491,100          6,138,750
                        *Physician Corp. of America..................     U.S.              750,000          4,781,250
                        Rhone-Poulenc Rorer Inc. ....................     U.S.               81,200          7,379,050
                                                                                                        --------------
                                                                                                           281,883,978
                                                                                                        --------------
Industrial Components  1.7%
                        Crown Cork & Seal Co. Inc. ..................     U.S.              222,900         11,911,219
                        Gencorp Inc. ................................     U.S.              534,400         12,358,000
                   *(R) Lancer Industries Inc., B....................     U.S.                    1              5,130
                        Lucas Varity PLC.............................     U.K.            4,140,636         14,342,492
                        Lucas Variety PLC, ADR.......................     U.K.            1,116,154         38,646,832
                        *Owens-Illinois Inc. ........................     U.S.              178,800          5,542,800
                        Smith Investment Co. ........................     U.S.                7,254            750,789
                        Tomkins PLC..................................     U.K.            5,087,508         22,027,879
                        Vulcan International Corp. ..................     U.S.               15,884            591,679
                                                                                                        --------------
                                                                                                           106,176,820
                                                                                                        --------------
Insurance  3.6%
                        Alleghany Corp. .............................     U.S.               66,169         14,391,853
                        Allmerica Property & Casualty Companies
                         Inc. .......................................     U.S.              444,400         14,554,100
                        American General Corp. ......................     U.S.              302,768         14,457,158
                        AON Corp. ...................................     U.S.              799,950         41,397,413
                        Argonaut Group Inc. .........................     U.S.              152,600          4,501,700
                        Assurances Generales de France...............      Fr.              180,975          5,783,366
                        Cincinnati Financial Corp. ..................     U.S.               21,700          1,714,300
                        Enhance Financial Services Group Inc. .......     U.S.              191,200          8,388,900
                        Financial Security Assurance Holding Ltd. ...     U.S.              209,300          8,149,619
                        Fund American Enterprises Holdings Inc. .....     U.S.              265,111         27,836,655
                        Hartford Financial Services Group Inc. ......     U.S.              112,300          9,292,825
                        Kansas City Life Insurance Co. ..............     U.S.               17,750          1,402,250
                        Leucadia National Corp. .....................     U.S.              292,900          9,061,594
                     +  National Security Group Inc. ................     U.S.              174,977          2,580,911
                        Old Republic International Corp. ............     U.S.              529,765         16,058,502
                        Provident Companies Inc. ....................     U.S.              352,288         18,847,408
                        Reliable Life Insurance Company, A...........     U.S.               17,584          2,215,584
                        SAFECO Corp. ................................     U.S.              150,420          7,022,734
                        SCOR, SA.....................................      Fr.               30,855          1,242,244


MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Insurance (continued)
                        Selective Insurance Group Inc. ..............     U.S.              120,550     $    5,839,141
                        Twentieth Century Industries California......     U.S.              172,000          3,612,000
                        Unitrin Inc. ................................     U.S.               18,800          1,146,800
                                                                                                        --------------
                                                                                                           219,497,057
                                                                                                        --------------
Leisure & Tourism  1.4%
                        *Circus Circus Enterprises Inc. .............     U.S.              309,800          7,628,825
                        Comcast Corp., A.............................     U.S.               70,000          1,465,625
                        Comcast Corp., Special A.....................     U.S.            1,637,966         35,011,523
                        Hilton Hotels Corp. .........................     U.S.              406,800         10,805,625
                        *ITT Corp. ..................................     U.S.              265,100         16,187,669
                        Readers Digest Association Inc., A...........     U.S.               65,000          1,864,688
                    *+  Servico Inc. ................................     U.S.              675,000         10,040,625
                                                                                                        --------------
                                                                                                            83,004,580
                                                                                                        --------------
Machinery & Engineering  2.0%
                        Briggs & Stratton Corp. .....................     U.S.            1,200,300         60,015,000
                        Bucher Holding AG............................    Swtz.               13,233         13,772,106
                        Federal Mogul Corp. .........................     U.S.               25,900            906,500
                        ITT Industries Inc. .........................     U.S.            1,274,800         32,826,100
                        New Holland NV...............................     U.S.              481,000         13,167,375
                                                                                                        --------------
                                                                                                           120,687,081
                                                                                                        --------------
Merchandising  0.8%
                        American Stores Co. .........................     U.S.               60,600          2,992,125
                        Delchamps Inc. ..............................     U.S.               61,200          1,958,400
                        Dillards Inc., A.............................     U.S.              495,300         17,149,763
                        *Ostasiatiske Kompagni, ord. ................     Den.               23,200            548,562
                        *Footstar Inc. ..............................     U.S.              376,000          9,823,000
                        *Hills Stores Co. ...........................     U.S.              227,260            781,206
                        *Homeland Holdings Corp., w/i................     U.S.               59,798            332,253
                        *Homeland Holdings Corp. ....................     U.S.              210,453          1,670,471
                        *Service Merchandise Co. Inc.  ..............     U.S.               52,600            157,800
                        Vendome Luxury Group PLC.....................     U.K.            1,606,317         11,863,671
                                                                                                        --------------
                                                                                                            47,277,251
                                                                                                        --------------
Metals & Mining  0.9%
                        *Algoma Steel Inc. ..........................     Can.            1,462,153          8,788,059
                        Central Steel & Wire Co. ....................     U.S.                  959            620,953
                        LTV Corp. ...................................     U.S.              336,900          4,800,825
                        Metallurg Inc. ..............................     U.S.              404,625          4,552,031
                        Reynolds Metals Co. .........................     U.S.              504,900         35,974,125
                                                                                                        --------------
                                                                                                            54,735,993
                                                                                                        --------------
Multi-Industry  9.2%
                        Aker RGI ASA, A..............................     Nor.            2,218,979         43,597,253
                        Aker RGI ASA, B..............................     Nor.              618,835         10,807,575
                        Alexander & Baldwin Inc. ....................     U.S.              154,800          4,044,150
                        *Berkshire-Hathaway Inc., A..................     U.S.                  305         14,396,000
                        Canadian Pacific Ltd., new...................     Can.              210,000          5,971,875



MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)

        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Multi-Industry (continued)
                        Cheung Kong Holdings Ltd. ...................     H.K.            2,250,000     $   22,217,418
                        Custos AB, A.................................     Swe.            1,000,000         21,459,505
                        Forvaltnings AB Ratos, B.....................     Swe.            6,152,400         56,071,902
                        Harcourt General Inc. .......................     U.S.              393,800         18,754,725
                        Investor AB, A...............................     Swe.            1,004,900         51,963,028
                        Investor AB, B...............................     Swe.            1,659,700         87,431,679
                        Kinnevik AB, A...............................     Swe.              287,550          7,824,869
                        Kinnevik AB, B...............................     Swe.            1,919,052         53,462,052
                        Lagardere SCA................................      Fr.            1,158,801         33,659,593
                        McMillan Bloedel Ltd. .......................     Can.              447,900          6,146,280
                        Morton International Inc. ...................     U.S.              962,000         29,040,375
                        *Ranger Industries Inc. .....................     U.S.                5,059              3,478
                        Sophus Berendsen, AS, B......................     Den.              201,450         29,125,740
                        Ste Eurafrance...............................      Fr.               43,953         18,024,866
                        Viad Corp. ..................................     U.S.            2,212,000         42,581,000
                                                                                                        --------------
                                                                                                           556,583,363
                                                                                                        --------------
Real Estate  2.3%
                        *Al-Zar Ltd. LP..............................     U.S.                   12              4,200
                        *Alexander's Inc. ...........................     U.S.               48,000          3,378,000
                        *Cadillac Fairview Corp. ....................     Can.            1,102,672         20,960,310
                        *Cadillac Fairview Corp., wts. ..............     Can.              112,599            876,526
                        *Castle & Cooke Inc.  .......................     U.S.               43,333            717,703
                        *E & J Properties Ltd. ......................     U.S.               15,000             28,125
                        *Gould Investors LP..........................     U.S.               14,600            657,000
                  *+(R) MSCW Investors III, LLC......................     U.S.           28,372,000         47,248,081
                  *+(R) MB Metropolis LLC............................     U.S.            6,290,117          7,768,294
                        One Liberty Properties Inc...................     U.S.                2,920             39,055
                        +Resurgence Properties Inc. .................     U.S.              591,900          3,795,559
                   +(R) Resurgence Properties Inc. ..................     U.S.              900,000          5,771,250
                  *+(R) Value Property Trust.........................     U.S.            3,880,280         48,497,437
                  *+(R) Value Property Trust, wts. ..................     U.S.               24,204             33,392
                                                                                                        --------------
                                                                                                           139,774,932
                                                                                                        --------------
Recreation & Other Consumer Goods  1.3%
                        EMI Group PLC................................     U.K.            2,529,487         45,388,304
                        Mattel Inc. .................................     U.S.              518,300         17,557,413
                        Todd A O Corp., A............................     U.S.              116,828          1,137,248
                        Xerox Corp. .................................     U.S.              231,600         18,267,450
                                                                                                        --------------
                                                                                                            82,350,415
                                                                                                        --------------
Telecommunications  2.8%
                        AT&T Corp. ..................................     U.S.              860,300         30,164,269
                        *CS Wireless Inc. ...........................     U.S.                1,780                 18
                        *Ionica PLC, units...........................     U.K.                9,350          4,955,500
                        *Ionica PLC, wts. ...........................     U.K.                2,560            563,200
                        MCI Communications Corp. ....................     U.S.              791,900         30,314,922
                        SK Telecom Co. Ltd. .........................     Kor.               11,310          8,548,969
                        Sprint.......................................     U.S.              139,400          7,335,925


MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)

        INDUSTRY                            ISSUE                      COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Telecommunications (continued)
                        *Tele Communications Inc., Liberty Media
                         Group, A....................................     U.S.              477,300     $   11,335,875
                        Telephone & Data Systems Inc. ...............     U.S.            1,491,900         56,598,956
                        *Telewest Communications PLC.................     U.K.            2,208,000          3,529,917
                        *360 Degrees Communications Co. .............     U.S.            1,100,400         18,844,350
                                                                                                        --------------
                                                                                                           172,191,901
                                                                                                        --------------
Transportation  3.2%
                        Burlington Northern Santa Fe Corp. ..........     U.S.              397,700         35,743,288
                        Canadian National Railway Co. ...............     Can.              491,900         21,520,625
                        *Central Transport Rental Group..............     U.K.            1,030,000            120,069
                        Florida East Coast Industries Inc. ..........     U.S.              334,000         37,074,000
                        Helikopter Services Group ASA................     Nor.              621,400          7,969,710
                    *+  Old Dominion Freight Line Inc. ..............     U.S.              419,000          5,813,625
                        Railtrack Group PLC..........................     U.K.            4,322,000         45,020,084
                        Ryder Systems Inc. ..........................     U.S.              812,000         26,796,000
                        Xtra Corp. ..................................     U.S.              349,000         15,334,188
                                                                                                        --------------
                                                                                                           195,391,589
                                                                                                        --------------
Utilities Electrical & Gas  0.1%
                        Northeast Utilities..........................     U.S.              485,000          4,637,813
                        Thames Water Group PLC.......................     U.K.              100,000          1,154,890
                                                                                                        --------------
                                                                                                             5,792,703
                                                                                                        --------------
                        Total Common Stocks (Cost $3,798,429,254)....                                    4,792,309,231
                                                                                                        --------------
                        Preferred Stocks  0.6%
                        Criimi Mae Inc., 10.875%, conv., pfd., B.....     U.S.               22,200            801,975
                        Crown Cork & Seal Co. Inc., 4.50%, conv.,
                         pfd. .......................................     U.S.               88,766          4,482,683
                        Gentra Inc., pfd., G.........................     Can.               79,000          1,272,856
                        *Hills Stores Co., conv., pfd., A............     U.S.               48,309            190,217
                   *(R) Interlake Corp., 9.00%, Series A3, conv.,
                         pfd. .......................................     U.S.                  400            454,129
                   *(R) Lancer Industries Inc., pfd., C..............     U.S.               20,513            261,541
                        North Atlantic Trading Company Inc., pfd. ...     U.S.                   20            500,000
                        *Pacificare Health Systems, Inc., conv.,
                         pfd., A.....................................     U.S.               97,500          2,620,313
                        Ransomes PLC, L8.25%, conv., pfd. ...........     U.K.           14,345,000         17,677,730
                        *SDW Holdings Corp., pfd., 144A..............     U.S.              146,000          5,329,000
                                                                                                        --------------
                        Total Preferred Stock (Cost $31,393,723).....                                       33,590,444
                                                                                                        --------------
                                                                                       PRINCIPAL IN
                                                                                          LOCAL
                                                                                        CURRENCY**
                                                                                      --------------
                        Corporate Bonds and Notes  1.0%
                        American Communication Services Inc.,
                         zero coupon, 11/1/05........................     U.S.            2,250,000          1,327,500
                        Asia Pulp & Paper Co. Ltd., 12.00%,
                         12/29/49, 144A..............................    Indo. (A)        3,450,000          3,545,945
                        Azteca Holdings, 11.00%, 6/15/02, 144A.......     Mex. (A)          500,000            505,625
                        Boston Chicken Inc., zero coupon, conv.,
                         6/1/15......................................     U.S.            3,600,000            787,500
                        CAI Wireless Systems Inc., 12.25%, 9/15/02...     U.S.            3,100,000            992,000
                        CS Wireless Inc., zero coupon, B, 3/1/06.....     U.S.            6,725,000          1,580,375
                        Cadillac Fairview Corp., 12.00%, 7/31/05.....     Can.              132,492             98,341


MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)



                                                                                       PRINCIPAL IN
                                                                                          LOCAL
                                            ISSUE                      COUNTRY          CURRENCY**          VALUE
----------------------------------------------------------------------------------------------------------------------
                        Corporate Bonds and Notes (continued)
                        Cityscape Financial Corp., 12.75%, 6/1/04,
                         144A........................................     U.S.            2,500,000     $    2,475,000
                        Consorcio G Grupo Dina SA de CV:,
                        zero coupon, 11/15/02........................     Mex. (A)        4,559,000          3,989,125
                        8.00%, cvt., 8/8/04..........................     Mex. (A)        2,565,000          2,071,238
                        (R)Fairchild Semiconductor Corp., 11.74%,
                         3/14/08.....................................     U.S.            2,475,000          2,475,000
                        Flagstar Companies Inc., 10.75%, 9/15/01.....     U.S.            1,000,000          1,020,000
                        FRD Acquisition Co., 12.50%, 7/15/04.........     U.S.            1,250,000          1,334,375
                        Gaylord Container Corp., 9.75%, 6/15/07......     U.S.              650,000            651,625
                        Gentra Inc.,
                        Series A, 7.50%, 12/31/01....................     Can.            4,734,850          4,491,585
                        Series B, 7.50%, 12/31/01....................     Can.            1,248,888          1,003,849
                        Globalstar LP, 11.25%, 6/15/04, 144A.........     U.S.            1,500,000          1,413,750
                        Greyhound Lines Inc., 11.5%, 4/15/07, 144A...     U.S.              875,000            936,250
                        Inflo Systems Inc., 10.00%, 1/1/07...........     U.S.            2,400,000          2,040,000
                        Metallurg Inc., 12.00%, 4/14/07..............     U.S.            3,514,000          3,619,420
                        *North Atlantic Trading Company Inc., 11.00%,
                         6/15/04.....................................     U.S.              750,000            761,250
                        Olivetti International NV, 3.75%, conv.,
                         12/31/99....................................     Itl.        12,900,000,000         7,515,005
                        Oxford Automotive Inc., 10.125%, 6/15/07,
                         144A........................................     U.S.              900,000            900,000
                        *Peoples Choice TV Corp., unit, 13.25%, cvt.,
                         6/1/04......................................     U.S.                2,300            862,500
                        Phonetel Technologies Inc., 12.00%,
                         12/15/06....................................     U.S.              400,000            406,000
                        Sassco, 12.75%, 02/15/05, w/i................     U.S.            1,200,000          1,260,000
                        Specialty Foods Corp., 11.25%, 8/15/03, B....     U.S.            2,910,000          2,502,600
                        Stone Container Corp., 11.50%, 8/15/06,
                         144A........................................     U.S.              500,000            512,500
                        Supermercados Norte SA, 10.875%, 02/09/04,
                         144A........................................     Arg. (A)        1,150,000          1,178,750
                        Transamerican Energy Corporation,
                        11.50%, 6/15/02, 144A........................     U.S.            1,000,000            972,500
                        6/15/02, 144A................................     U.S.            5,000,000          3,637,500
                        TFM SA de CV,
                        10.25%, 6/15/07, 144A........................     Mex. (A)          400,000            405,000
                        zero, 6/15/09, 144A..........................     Mex. (A)        1,900,000          1,102,000
                        Uniforet Inc., 11.125%, 10/15/06.............     Can. (A)        1,050,000            945,000
                        Vicap SA, 11.375%, 5/15/07, 144A.............     U.S.            1,000,000          1,048,750
                                                                                                        --------------
                        Total Corporate Bonds & Notes (Cost
                            $55,334,622).............................                                       60,367,858
                                                                                                        --------------
                        Bonds and Notes in Reorganization  2.0%
                        *Adams County Co. Ind. Dev. Auth., 9.00%,
                         11/1/96.....................................     U.S.            1,775,000                888
                        *Ames Department Stores, Inc., trade
                         claims......................................     U.S.            2,581,653             19,362
                        *Barings BV,
                        1/22/01......................................    Neth. (A)       12,010,000          5,104,258
                        3/12/01......................................    Neth. (A)        8,249,000          8,372,735
                        *Caldor Corp.,
                        bank claim...................................     U.S.            1,995,924          1,906,108
                        trade claim..................................     U.S.            6,269,477            689,643


MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)

                                                                                   PRINCIPAL IN
                                                                                          LOCAL
                                            ISSUE                      COUNTRY          CURRENCY**          VALUE
----------------------------------------------------------------------------------------------------------------------
                        Bonds and Notes in Reorganization (continued)
                        *Dow Corning Corp.,
                        9.30%, 1/27/98...............................     U.S.            1,835,000     $    2,165,300
                        8.55%, 3/01/01...............................     U.S.            1,100,000          1,284,250
                        9.375%, 2/01/08..............................     U.S.              790,000            936,150
                        8.15%, 10/15/29..............................     U.S.            7,050,000          8,142,750
                        9.50%, 8/10/95...............................     U.S.              350,000            414,750
                        bank debt. #1................................     U.S.            2,070,704          2,495,198
                        bank debt. #2................................     U.S.            2,850,000          3,434,254
                        Swap.........................................     U.S.            7,677,843          7,908,180
                        *El Paso TX Housing Finance Corp., 8.88%,
                         10/15/96....................................     U.S.           27,574,000             13,787
                        *Eli Jacobs, bank claim......................     U.S.           25,305,909            126,530
                        *Eurotunnel Finance Limited, bank claim
                        tranche A....................................     U.K.            9,250,000          7,278,431
                        tranche A1...................................     U.K.            3,700,000          2,911,372
                        tranche B-U..................................     U.K.               42,644             33,554
                        tranche B....................................     U.K. (B)        2,502,857          1,304,762
                        tranche B....................................     U.K.            7,067,486          5,561,104
                        tranche B1...................................     U.K. (B)          132,602             69,126
                        tranche B1...................................     U.K.            3,183,734          2,505,145
                        tranche C....................................      Fr.            6,600,000            519,424
                        tranche E....................................      Fr. (B)          315,010            164,218
                        tranche E....................................      Fr.           67,655,472          5,324,528
                        tranche E1...................................      Fr.           14,381,620          1,131,843
                        tranche E1-U.................................      Fr.              865,580             68,122
                        *Foxmeyer Health Corp.,
                        reclamation trade claim......................     U.S.            1,991,115          1,393,781
                        trade claim..................................     U.S.            5,488,844            933,103
                        *Harrah's Jazz Finance Corp., 14.25%,
                         11/15/01....................................     U.S.            2,738,000          1,054,130
                        *Harvard Industries Inc., 11.125%, 8/1/05....     U.S.           19,255,000          7,798,275
                        *Heartland Wireless Comm. Inc.,
                        13.00%, 4/15/03..............................     U.S.            1,190,000            428,400
                        13.00%, 4/15/03, Ser. D......................     U.S.              710,000            255,600
                        *Heilman Acquisition Corp., 9.625%, 1/31/04,
                         residual     claim..........................     U.S.           15,000,000              1,500
                        Home Holdings Inc., 8.625%, 12/15/03.........     U.S.            3,600,000            756,000
                        Isosceles PLC., Facility B Term Loan, 2003...     U.K.              394,647             88,723
                        *Louisiana Agriculture Finance Authority,
                         8.25%, 10/01/96 ............................     U.S.              950,000                475
                        *Louisiana Housing Finance Authority, 8.61%,
                         8/1/96......................................     U.S.              987,000                493
                        *Maxicare Health Plans Inc., bank claim......     U.S.               68,320             21,862
                        *Maxwell Communication Corp.,
                        5.00%, 6/16/95...............................     U.K. (C)          618,975             46,089
                        6.00%, 6/15/93...............................     U.K. (D)          206,000             12,846
                        8.375%, 9/1/93...............................     U.K. (B)          520,000             63,741
                        *Memphis TN Health Facilities, 8.68%,
                         9/15/96.....................................     U.S.            8,800,000              4,400


MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)

                                                                                       PRINCIPAL IN
                                                                                          LOCAL
                                            ISSUE                      COUNTRY          CURRENCY**          VALUE
----------------------------------------------------------------------------------------------------------------------
                        Bonds and Notes in Reorganization (continued)
                        Mercury Finance Co., Commercial Paper:
                        2/02/97......................................     U.S.              650,000     $      598,000
                        2/03/97......................................     U.S.              389,317            358,172
                        2/04/97......................................     U.S.               90,274             83,052
                        2/06/97......................................     U.S.              418,494            385,015
                        2/07/97......................................     U.S.              270,823            249,157
                        2/11/97......................................     U.S.              135,412            124,579
                        2/13/97......................................     U.S.              216,658            199,325
                        2/19/97......................................     U.S.              830,524            764,082
                        2/20/97......................................     U.S.              136,314            125,409
                        2/21/97......................................     U.S.              339,078            311,952
                        2/24/97......................................     U.S.              524,029            482,106
                        2/28/97......................................     U.S.               90,274             83,052
                        3/10/97......................................     U.S.            4,500,000          4,140,000
                        3/17/97......................................     U.S.              613,302            564,238
                        4/11/97......................................     U.S.               45,137             41,526
                        4/18/97......................................     U.S.              126,384            116,273
                        4/22/97......................................     U.S.               72,220             66,443
                        4/24/97......................................     U.S.              108,329             99,663
                        Mercury Finance Co., MTN:
                        6.29%, 12/16/97..............................     U.S.            5,000,000          4,600,000
                        6.16%, 12/15/98..............................     U.S.              500,000            460,000
                        7.33%, 6/29/99...............................     U.S.            1,500,000          1,380,000
                        7.42%, 6/29/00...............................     U.S.            4,555,385          4,190,955
                        7.50%, 6/29/01...............................     U.S.            4,555,385          4,190,954
                        *Nebraska Investment Finance Auth., 8.34%,
                         11/1/93.....................................     U.S.            4,660,000              2,330
                        *Southeast Banking Corp.,
                        zero coupon, 12/16/96........................     U.S.            5,270,000          3,162,000
                        zero coupon, 11/10/97........................     U.S.            6,880,000          4,128,000
                        *Southeast Banking Corp.,
                        10.50%, 4/11/01..............................     U.S.           15,840,000          9,504,000
                        6.50%, cvt., 3/15/99.........................     U.S.            1,636,000            981,600
                        *Southeast Texas Hsg. Fin. Corp. MFH, 8.60%,
                         9/1/96......................................     U.S.            1,500,000                750
                        *Stratosphere Corp., 14.25%, 5/15/02.........     U.S.            1,410,000          1,022,250
                        *Tiphook Finance Corp., bank claim...........     U.K.              185,118            299,030
                                                                                                        --------------
                        Total Bonds and Notes in Reorganization
                              (Cost $102,397,425)....................                                      125,459,103
                                                                                                        --------------
                                                                                          NUMBER
                                                                                        OF SHARES
                                                                                      --------------
                        Companies in Liquidation  0.0%
                        *Aerospace Creditors Liquidating Trust,
                         CBI.........................................     U.S.               43,902             54,878
                        *Americana Hotel and Realty Corp.............     U.S.               71,300             42,338
                        *City Investing Co., Liquidating Trust.......     U.S.              250,187            234,550
                        *MBO Properties Inc. ........................     U.S.              205,135            923,108
                    *+  MEI Diversified Inc., CBI....................     U.S.           13,957,852          1,284,122

                                      25



MUTUAL BEACON FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


                                                                                          NUMBER
                                            ISSUE                      COUNTRY          OF SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
                        Companies in Liquidation (continued)
                        *MCorp Financial Trust, claim units..........     U.S.               13,334     $       26,001
                        *MCorp Trust, claim units....................     U.S.               13,327                133
                                                                                                        --------------
                        Companies in Liquidation (Cost $1,400,052)...                                        2,565,130
                                                                                                        --------------
                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                                                                      --------------
                        Short Term Obligations  15.7%
                        Federal Home Loan Bank System,
                        5.11% to 5.96% with maturities to 6/9/98.....     U.S.          230,900,000        228,384,634
                        Federal Home Loan Bank System, discount
                         notes,......................................     U.S.          293,730,000        284,280,738
                        5.60% to 5.69% with maturities to 5/29/98
                        Federal Home Loan Mortgage Corp.,
                        5.19% to 5.72% with maturities to 3/17/98....     U.S.           14,090,000         13,975,679
                        Federal National Mortgage Association,
                        5.19% to 5.72% with maturities to 4/21/98....     U.S.          408,150,000        400,049,338
                        Federal National Mortgage Association,
                         discount notes,
                        5.29% to 5.42% with maturities to 8/9/97.....     U.S.           22,900,000         22,827,990
                                                                                                        --------------
                        Total Short Term Obligations (Cost
                            $949,089,416)............................                                      949,518,379
                                                                                                        --------------
                        Total Investments 98.4% (cost
                            $4,938,044,492)..........................                                    5,963,810,145
                        Securities Sold Short: (0.9%)................                                      (55,243,300)
                        Options written: 0.0%........................                                         (129,625)
                        Net Equity in Forward Contracts: 0.8%........                                       45,904,782
                        Other Assets, less liabilities: 1.7%.........                                      100,912,947
                                                                                                        --------------
                        Total Net Assets: 100.0%.....................                                   $6,055,254,949
                                                                                                        ==============
Securities Sold Short
                               ISSUER                                  COUNTRY        SHARES            VALUE
---------------------------------------------------------------------  --------       --------------    --------------
Boeing Co............................................................     U.S.              441,700        $23,437,706
Healthsouth Corp.....................................................     U.S.            1,025,700         25,578,394
Pharmacia & Upjohn...................................................     U.S.              179,200          6,227,200
                                                                                                             ---------
    Total (proceeds $51,687,191).....................................                                      $55,243,300
                                                                                                             =========
                                                                                      SHARES SUBJECT
    Options Written                                                                      TO CALL        VALUE
                                                                                      --------------    --------------
Common Stocks/Expiration Date/Exercise Price
---------------------------------------------------------------------
*Advanta Corp., July/35/call.........................................                        250,000           $90,625
*Advanta Corp., July/40/call.........................................                        240,000            39,000
                                                                                                               -------
    Total (premiums received $106,565)...............................                                         $129,625
                                                                                                               =======

*    Non-income producing
**   Securities traded in currency of countries indicated.
(A)  Traded in U.S. dollars.
(B)  Traded in European currency units.
(C)  Traded in Swiss francs.
(D)  Traded in Deutschemarks.
(R)  Restricted securities.
+    Affiliated Issuers (See Note 8)


                      See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements

Statement of Assets and Liabilities
June 30, 1997 (unaudited)


Assets:
 Investments in securities, at value:
  Unaffiliated issuers (Cost $4,779,180,980)..........................  $5,759,439,018
  Controlled affiliates (Cost $83,181,924)............................     103,547,204
  Non controlled affiliates (Cost $75,681,588)........................     100,823,923   $5,963,810,145
                                                                        --------------
 Cash.................................................................                       21,530,703
 Receivables:
  Investment securities sold..........................................                       54,749,029
  Capital shares sold.................................................                       20,436,914
  Dividends and interest..............................................                       12,148,538
  From affiliates.....................................................                          117,500
 Deposits with broker for securites sold short........................                       37,035,370
 Unrealized gains on forward exchange contracts (Note 9)..............                       56,679,310
                                                                                         --------------
     Total assets.....................................................                    6,166,507,509
                                                                                         --------------
Liabilities:
 Payables:
  Investment securities purchased.....................................                       37,186,006
  Capital shares redeemed.............................................                        3,355,384
 Securities sold short, at value (Proceeds received $51,687,191)......                       55,243,300
 Outstanding options written, at value (Premium received $106,565)....                          129,625
 Unrealized loss on forward exchange contracts (Note 9)...............                       10,774,528
 Accrued expenses.....................................................                        4,563,717
                                                                                         --------------
     Total liabilities................................................                      111,252,560
                                                                                         --------------
Net assets, at value..................................................                   $6,055,254,949
                                                                                         ==============
Net assets consist of:
 Undistributed net investment income..................................                   $   59,079,937
 Net unrealized appreciation..........................................                    1,068,091,266
 Accumulated net realized gain........................................                      326,077,751
 Net capital paid in on shares of capital stock.......................                    4,602,005,995
                                                                                         --------------
Net assets, at value..................................................                   $6,055,254,949
                                                                                         ==============
Class Z
 Net asset value per share ($5,466,441,625 / 374,866,842 shares
  outstanding)........................................................                   $        14.58
                                                                                         ==============
Class I
 Net asset value per share ($408,236,799 / 28,060,854 shares
  outstanding)........................................................                   $        14.55
                                                                                         ==============
 Maximum offering price ($14.55 / 95.50%).............................                   $        15.24
                                                                                         ==============
Class II
 Net asset value per share ($180,576,525 / 12,453,594 shares
  outstanding)........................................................                   $        14.50
                                                                                         ==============
 Maximum offering price ($14.50 / 99.00%).............................                   $        14.65
                                                                                         ==============

                      See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 1997 (unaudited)

Investment income: (net of $4,316,797 foreign taxes withheld)
 Dividends...........................................................   $ 50,625,529
 Interest............................................................     30,647,672
                                                                        ------------
     Total income....................................................                      $ 81,273,201
Expenses:
 Management fees (Note 4)............................................     16,331,590
 Administrative fees (Note 4)........................................      2,116,004
 Distribution fees (Note 4)
       Class I.......................................................        372,860
       Class II......................................................        449,864
 Transfer agent fees (Note 4)........................................      1,232,704
 Custodian fees......................................................        384,692
 Reports to shareholders.............................................        176,746
 Audit fees..........................................................         19,630
 Legal fees..........................................................         90,480
 Registration and filing fees........................................        216,193
 Directors' fees and expenses........................................         22,467
 Other...............................................................         68,842
                                                                        ------------
     Total expenses..................................................     21,482,072
 Less expenses waived (Note 4).......................................       (911,418)
                                                                        ------------
     Total expenses less fees waived.................................                        20,570,654
                                                                                           ------------
     Net investment income...........................................                        60,702,547
Realized and unrealized gain:
 Net realized gain on:
  Investments........................................................    204,393,831
  Foreign currency transactions......................................     45,486,303
                                                                        ------------
                                                                         249,880,134
                                                                        ------------
 Net unrealized appreciation on:
  Investments........................................................    276,062,450
  Foreign currency translation of other assets and liabilities.......     51,957,785
                                                                        ------------
                                                                         328,020,235
                                                                        ------------
Net realized and unrealized gain.....................................                       577,900,369
                                                                                           ------------
Net increase in net assets resulting from operations.................                      $638,602,916
                                                                                           ============

                      See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements (continued)

Statements of Changes in Net Assets

                                                                      Six months
                                                                        ended
                                                                    June 30, 1997           Year ended
                                                                     (unaudited)         December 31, 1996
                                                                    --------------       -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..........................................   $   60,702,547        $   139,500,691
  Net realized gain on investment and foreign currency
    transactions.................................................      249,880,134            339,872,662
  Net unrealized appreciation....................................      328,020,235            352,415,288
                                                                    --------------       -----------------
    Net increase in net assets resulting from operations.........      638,602,916            831,788,641
Distributions to shareholders:
 From net investment income
  Class Z........................................................               --           (123,408,070)
  Class I........................................................               --               (733,476)
  Class II.......................................................               --               (258,962)
 From net realized gain
  Class Z........................................................               --           (390,075,901)
  Class I........................................................               --             (1,661,478)
  Class II.......................................................               --               (601,432)
Capital share transactions (Note 3)
  Class Z........................................................      (56,765,881)         1,029,861,383
  Class I........................................................      330,743,452             53,716,426
  Class II.......................................................      153,953,407             16,796,782
                                                                    --------------       -----------------
    Net increase in net assets...................................    1,066,533,894          1,415,423,913
Net assets:
 Beginning of period.............................................    4,988,721,055          3,573,297,142
                                                                    --------------       -----------------
 End of period...................................................   $6,055,254,949        $ 4,988,721,055
                                                                    ==============        ===============

                      See Notes to Financial Statements.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Beacon Fund (the Fund) is a separate diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. Security Valuations:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. Securities Transactions, Investment Income, Expenses and Distributions:

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Securities Transactions, Investment Income, Expenses and Distributions:
(cont.)
Common expenses incurred by the Series Fund are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. Options:

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. Securities Sold Short:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the Broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

2. MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc.
(FRI) and Heine Securities Corporation (Heine), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. (FMA), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

3. CAPITAL STOCK

Effective November 1, 1996, the Fund offered three classes of shares: Class Z, Class I and Class II. Outstanding shares before that date were designated as Class Z shares. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

Effective February 3, 1997, the shares of the Fund were split on a 3-for-1 basis. All previously reported per share data for the Fund have been restated to give effect to the split. Accordingly all per share amounts have been restated to reflect the stock split. At June 30, 1997, there were 1.35 billion Fund shares authorized ($0.001 par value) of which 750 million, 300 million, and 300 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                                                                     Year ended
                                                             Six months ended                     December 31, 1996
                                                              June 30, 1997
                                                       ----------------------------         -----------------------------
                                                         Shares          Amount               Shares           Amount
                                                       -----------    -------------         -----------    --------------
Class Z
Shares sold...........................................  24,166,174     $392,379,217          34,429,925    $1,324,427,054
Shares issued on reinvestment of distributions........          --               --          11,888,106       459,661,027
Shares issued on 3-for-1 stock split.................. 251,723,338               --                  --                --
Shares redeemed....................................... (27,339,025)    (449,145,098)        (19,412,747)     (754,226,698)
                                                       -----------    -------------         -----------    --------------
Net increase (decrease)............................... 248,550,487     ($56,765,881)         26,905,284    $1,029,861,383
                                                       =============  ===============       ============   ================


                                                                                                    For the period
                                                                                                  November 1, 1996
                                                             Six months ended                   to December 31, 1996
                                                              June 30, 1997
                                                       ----------------------------         -----------------------------
                                                         Shares          Amount               Shares           Amount
                                                       -----------    -------------         -----------    --------------
Class I
Shares sold...........................................  23,236,970     $348,752,873           1,327,664       $53,458,385
Shares issued on reinvestment of distributions........          --               --              57,339         2,210,404
Shares issued on 3-for-1 stock split..................   4,753,265               --                  --                --
Shares redeemed.......................................  (1,266,794)     (18,009,421)            (47,590)       (1,952,363)
                                                       -----------    -------------         -----------    --------------
Net increase..........................................  26,723,441     $330,743,452           1,337,413       $53,716,426
                                                       =============  ===============       ============   ================



                                                                                                   For the period
                                                                                                  November 1, 1996
                                                             Six months ended                   to December 31, 1996
                                                              June 30, 1997
                                                       ----------------------------         -----------------------------
                                                         Shares          Amount               Shares           Amount
                                                       -----------    -------------         -----------    --------------
Class II
Shares sold...........................................  10,370,027     $156,514,007             414,977       $16,724,893
Shares issued on reinvestment of distributions........          --               --              20,626           795,137
Shares issued on 3-for-1 stock split..................   1,840,112               --                  --                --
Shares redeemed.......................................    (174,325)      (2,560,600)            (17,823)         (723,248)
                                                       -----------    -------------         -----------    --------------
Net increase..........................................  12,035,814     $153,953,407             417,780       $16,796,782
                                                       =============  ===============       ============   ================

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of FMA, Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter for Class I and II, and transfer agent, respectively.

The Fund pays an investment management fee to FMA of .60% per year of the average daily net assets of the Fund. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FTSI based on the Series Fund's aggregate average daily net assets as follows: .15% per annum of the first $200 million .135% of the next $500 million, .10% of the next $500 million, and .075% in excess of $1.2 billion.

The Fund reimburses FTD up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. FTD received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $729,172 and $40,426, respectively.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997 aggregated $1,792,032,992 and $1,166,378,269, respectively.

Transactions in options written during the six months ended June 30, 1997 were as follows:

                                                              Number
                                                           of Contracts   Premium
                                                           ------------   --------
Options Outstanding at December 31, 1996.................      300       $130,346
Options written..........................................      640       175,458
Options terminated in closing transactions...............     (300)      (130,346)
Options exercised........................................     (150)      (68,893 )
                                                              ----       --------
Options outstanding June 30, 1997........................      490       $106,565
                                                              ====       ========

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

6. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,938,044,492 was as follows:


            Unrealized appreciation..........................  $1,099,343,861
            Unrealized depreciation..........................    (78,376,923)
                                                               --------------
            Net unrealized appreciation......................  $1,020,966,938
                                                               ==============

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1997 are as follows:


   Number of
   Shares or                                                                              Acquisition
Principal Amount                                  Issuer                                     Date           Value
---------------------------------------------------------------------------------------------------------------------
      987,000     Cityscape Financial Corp...............................................   11/25/96     $ 18,694,397
    2,475,000     Fairchild Semiconductor, 11.74%, 3/14/08...............................    4/02/97        2,475,000
          400     Interlake Corp., 9.00%, Series A3, conv. pfd...........................    6/17/92          454,129
           49     Kendall International Inc., Residual Ownership Certificates............    7/06/92              588
            1     Lancer Industries, Inc., B.............................................    8/11/89            5,130
       20,513     Lancer Industries, Inc., pfd, C........................................    8/11/89          261,541
    6,290,117     MB Metropolis LLC......................................................   12/07/94        7,768,294
   28,372,000     MSCW Investors III, LLC................................................   12/27/95       47,248,081
      900,000     Resurgence Properties Inc..............................................    4/05/95        5,771,250
    1,480,670     Sunbeam Corp...........................................................    2/23/90       50,305,763
    3,880,280     Value Property Trust...................................................   12/23/93       48,497,437
       24,204     Value Property Trust, wts..............................................    3/13/96           33,392
                                                                                                           ----------

Total Restricted Securities (cost $114,069,918) (2.99% of Net Assets)...................                $181,515,002

8. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30,

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. INVESTMENT IN AFFILIATES (cont.)
1997, were $204,371,127. For the period ended June 30, 1997, dividend income from "affiliated companies" was $616,700 and net realized gains (losses) from disposition of "affiliated companies" were $57,624.


                                  Number of                              Number of                                     Realized
                                 Shares Held     Gross       Gross      Shares Held       Value      Dividend Income    Capital
        Name of Issuer          Dec. 31, 1996  Additions   Reductions  June 30, 1997  June 30, 1997  1/1/97-6/30/97   Gain/(Losses)
---------------------------------------------------------------------------------------------------------------------------------
Controlled Affiliates*
MB Metropolis, L.L.C...........    6,416,576           --    126,459      6,290,117   $  7,768,294             --     $   57,624
MSCW Investors III, L.L.C......   28,372,000           --         --     28,372,000     47,248,081             --             --
Value Property Trust...........    3,880,280           --         --      3,880,280     48,497,437             --             --
Value Property Trust, wts......       24,204           --         --         24,204         33,392             --             --
                                                                                      -------------       -------     -----------
   Total Controlled
     Affiliates................                                                       $103,547,204             --     $   57,624
                                                                                      =============       =======     ===========

Non Controlled Affiliates
Aker AS, Series A..............    2,004,500      214,479         --      2,218,979             **             --             --
Gulfmark International, Inc....      319,037        2,000    321,037             **             **             --             --
Gulfmark Offshore, Inc.***.....           --      642,074         --        642,074   $ 16,533,406             --             --
MEI Diversified Inc.,
 Certificates of Beneficial
 Interest......................   13,957,852           --         --     13,957,852      1,284,122             --             --
National Security Group,
 Inc...........................      174,977           --         --        174,977      2,580,911   $     59,492             --
Old Dominion Freight Line,
 Inc...........................      419,000           --         --        419,000      5,813,625             --             --
Puerto Rican Cement Co.,
 Inc...........................      279,800           --         --        279,800      9,110,988        106,324             --
Resurgence Properties Inc......      591,900           --         --        591,900      3,795,559             --
Resurgence Properties Inc.
 (Restricted)..................      900,000           --         --        900,000      5,771,250             --             --
Servico, Inc...................           --      675,000         --        675,000     10,040,625             --             --
Spectra Physics, AB............           --    1,130,000         --      1,130,000     20,305,087        288,740             --
Toro Co........................      675,600           --         --        657,600     25,588,350        162,144             --
                                                                                      -------------       -------     -----------
   Total Non Controlled
     Affiliates................                                                       $100,823,923   $    616,700             --
                                                                                      =============       =======     ===========

* Issuer in which the Fund owns 25% or more of the outstanding voting securities.

**  As of June 30, 1997, no longer an affiliate.

*** Spin off from Gulfmark International effective May 1, 1997.

9. FINANCIAL INSTRUMENTS

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS (cont.)
The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

As of June 30, 1997, the Fund had the following forward foreign exchange contracts outstanding:

                                                                                   In         Settlement        Unrealized
Contracts to Buy:                                                             Exchange for       Date           Gain/(Loss)
                                                                             --------------   ----------        -----------
       8,864,432 British Pound.......................................   U.S. $   14,432,245    09/18/97     U.S. $  293,704
         904,607 British Pound.......................................             1,462,297    10/20/97             39,005
       3,000,000 Finnish Markka......................................               580,529    09/03/97                111
      17,743,093 Hong Kong Dollar....................................             2,289,716    07/10/97                217
                                                                             --------------
                                                                        U.S. $   18,764,787                        333,037
                                                                             ==============
                                                   Contracts to Sell:
      58,000,000 Canadian Dollar.....................................   U.S. $   42,311,953    08/29/97            152,517
      71,627,494 Canadian Dollar.....................................            52,511,845    11/28/97            184,187
     191,863,645 Danish Krone........................................            29,468,350    10/24/97            370,958
      37,082,798 Deutschemark........................................            22,032,899    09/18/97            642,474
      94,396,965 Dutch Guilder.......................................            49,668,622    09/08/97          1,336,757
      95,736,769 Dutch Guilder.......................................            50,994,832    09/17/97          1,945,335
     124,253,113 Dutch Guilder.......................................            64,590,669    12/10/97            537,279
      96,450,816 Finnish Markka......................................            19,429,644    09/03/97            761,925
     834,238,462 French Franc........................................           153,237,701    07/17/97         11,108,745
     276,698,043 French Franc........................................            49,235,759    08/29/97          1,961,192
      20,388,060 French Franc........................................             3,600,000    11/14/97             98,305
     183,543,911 French Franc........................................            32,250,872    11/28/97            696,111
     287,373,643 Hong Kong Dollar....................................            37,127,018    07/10/97             38,413
  60,021,991,553 Italian Lira........................................            35,203,101    12/11/97             28,469
     390,666,596 Norwegian Krone.....................................            56,732,657    09/10/97          3,191,381
     358,495,779 Norwegian Krone.....................................            50,563,580    12/09/97          1,180,867
   5,751,825,010 Spanish Peseta......................................            40,009,181    08/18/97            955,552
     281,694,485 Swedish Krona.......................................            42,677,749    07/21/97          6,230,444
     875,198,341 Swedish Krona.......................................           128,001,278    08/15/97         14,649,328
     304,523,408 Swedish Krona.......................................            43,983,391    10/21/97          4,434,124
     578,585,311 Swedish Krona.......................................            78,463,458    11/18/97          3,231,823
     721,893,433 Swedish Krona.......................................            95,199,879    02/17/98            998,089
       4,270,898 Swiss Franc.........................................             3,003,232    09/10/97             53,367
                                                                             --------------
                                                                        U.S. $1,180,297,670                     54,787,642
                                                                             ==============
                 Net unrealized gain on offsetting forward exchange
                 contracts...........................................                                            1,558,631
                 Unrealized gain on forward exchange contracts.......                                       U.S. $56,679,310

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS (cont.)

                                                                                   In         Settlement        Unrealized
Contracts to Buy:                                                             Exchange for       Date           Gain/(Loss)
                                                                             --------------   ----------        -----------
       4,000,000 Deutschemark........................................   U.S. $    2,373,146    09/18/97     U.S. $  (65,831 )
       6,800,000 Finnish Markka......................................             1,321,620    09/03/97             (5,504 )
      64,916,506 French Franc........................................            11,269,291    07/17/97           (209,486 )
      10,032,429 Hong Kong Dollar....................................             1,295,336    07/10/97               (545 )
   1,469,360,000 Spanish Peseta......................................            10,230,175    08/18/97           (253,543 )
      15,858,309 Swiss Franc.........................................            11,009,229    09/10/97            (56,057 )
                                                                             --------------                     -----------
                                                                        U.S. $   37,498,797                       (590,966 )
                                                                             --------------                     -----------
                                                                             --------------
Contracts to Sell:
      61,172,753 British Pound.......................................   U.S. $   99,427,041    07/18/97         (2,388,399 )
      41,873,506 British Pound.......................................            69,066,715    08/18/97           (560,617 )
      30,000,000 British Pound.......................................            47,742,000    09/18/97         (2,095,198 )
      45,348,478 British Pound.......................................            73,351,163    10/20/97         (1,909,997 )
      32,209,906 British Pound.......................................            52,666,417    11/17/97           (743,676 )
      58,332,337 British Pound.......................................            95,081,709    12/15/97         (1,561,036 )
       7,000,000 Canadian Dollar.....................................             5,089,799    11/28/97            (24,070 )
   1,153,492,800 Japanese Yen........................................             9,580,505    09/19/97           (604,484 )
      21,040,182 Swedish Krona.......................................             2,728,346    11/18/97             (7,443 )
      11,666,849 Swedish Krona.......................................             1,518,721    02/17/98             (3,717 )
      42,556,232 Swiss Franc.........................................            29,108,230    09/10/97           (284,925 )
                                                                             --------------                     -----------
                                                                        U.S. $  485,360,646                     (10,183,562)
                                                                             --------------                     -----------
                                                                             --------------
                 Unrealized loss on forward exchange contracts.......                                           (10,774,528)
                                                                                                                -----------
                 Net unrealized gain on forward exchange contracts...                                       U.S. $45,904,782
                                                                                                                ===========

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



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



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


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at
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invest or send money. To ensure the highest quality of service, telephone calls
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These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

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FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME

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*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

BOARD OF DIRECTORS

Michael F. Price (Chairman)
Edward I. Altman, Ph.D.
Ann Torre Grant
Andrew H. Hines, Jr.
Peter A. Langerman
William Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Barry F. Schwartz
Vaugn R. Sturtevant, M.D.
Robert E. Wade

OFFICERS

Michael F. Price, President
Peter A. Langerman, Exec. Vice President
Jeffrey A. Altman, Senior Vice President
Robert L. Friedman, Senior Vice President
Raymond Garea, Senior Vice President
Lawrence N. Sondike, Senior Vice President
Greg Gigliotti, Vice President
Susan Potto, Vice President
Tom Price, Vice President
Leigh Walzer, Vice President
David Winters, Vice President
James Baio, Treasurer
Stuart C. Pistol, Assistant Treasurer
Liz Cohernour, Gen. Counsel & Secretary
Lily Simo, Assistant Secretary

INVESTMENT MANAGER

Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES

1-800-632-2301 - (Class I & II)
1-800-448-FUND - (Class Z)

FUND INFORMATION

1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Mutual Beacon Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

476 S97 06/97                         [RECYCLING LOGO] Printed on recycled paper